Phoenix Investment Partners

                                SEMIANNUAL REPORT

                                                                JANUARY 31, 2002

          ABERDEEN

                                                                Phoenix-Aberdeen
                                                                Global Small
                                                                Cap Fund

                                                                Phoenix-Aberdeen
                                                                New Asia Fund

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS

A MEMBER OF THE PHOENIX COMPANIES, INC.

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

      We are pleased to provide this financial summary for the six months ended January 31, 2002 for the Phoenix-Aberdeen Global Small Cap Fund and the Phoenix-Aberdeen New Asia Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

      To obtain current mutual fund prices and performance information, go to www.phoenixinvestments.com. Select INDIVIDUAL INVESTORS to enter the "Investor Center" where you can also access your account online, make purchases and exchanges, view your account history and most recent quarterly statement, order duplicate statements, print customer service forms and order literature.

Sincerely,

/S/ Philip R. McLoughlin

Philip R. McLoughlin

JANUARY 31, 2002


        ----------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a
          bank;  and  are  subject  to  investment  risks,   including
          possible loss of the principal invested.
        ----------------------------------------------------------------

PHOENIX-ABERDEEN GLOBAL SMALL CAP FUND




                    INVESTMENTS AT JANUARY 31, 2002
                              (UNAUDITED)


                                                                SHARES            VALUE
                                                               -------         -----------
COMMON STOCKS--44.3%

UNITED STATES--44.3%
4Kids Entertainment, Inc. (Movies & Entertainment)(b) .....      2,400         $    45,336
ATS Medical, Inc. (Health Care Equipment)(b) ..............     18,500              48,100
Airborne, Inc. (Air Freight & Couriers) ...................      3,900              60,255

Alliance Data Systems Corp. (Data Processing
Services)(b) ..............................................     10,000             215,000

Allied Capital Corp. (Consumer Finance) ...................      7,400             201,650

Ambac Financial Group, Inc. (Diversified Financial
Services) .................................................      2,700             161,055

American Capital Strategies Ltd. (Consumer Finance) .......      7,600             206,188

American Greetings Corp. Class A (Housewares &
Specialties) ..............................................      6,000              74,760

American Tower Corp. Class A (Alternative Carriers)(b) ....     10,900              56,244

Astec Industries, Inc. (Construction & Farm
Machinery)(b) .............................................      9,800             124,558
Bruker Daltonics, Inc. (Biotechnology)(b) .................      6,900              98,118
Cabot Corp. (Diversified Chemicals) .......................      1,300              43,641
Catalina Marketing Corp. (Advertising)(b) .................      3,600             135,504
Cell Therapeutics, Inc. (Pharmaceuticals)(b) ..............      4,900             106,428
Commerce Bancshares, Inc. (Banks) .........................      4,095             161,711

Commerce Group, Inc. (The) (Property & Casualty
Insurance) ................................................      4,400             152,240

Computer Learning Centers, Inc. (Diversified
Commercial Services)(b) ...................................        286                   1
Cullen/Frost Bankers, Inc. (Banks) ........................      8,900             279,905
Dillard's, Inc. (Department Stores) .......................      3,500              50,330

Diversa Corp. (Biotechnology)(b) ..........................      7,900              94,800

Dollar Thrifty Automotive Group, Inc. (Consumer
Finance)(b) ...............................................     13,800             207,966

Doral Financial Corp. (Consumer Finance) ..................      8,000             283,200
El Paso Electric Co. (Electric Utilities)(b) ..............      6,100              85,705


                                                                SHARES            VALUE
                                                               -------         -----------
UNITED STATES--CONTINUED
Employee Solutions, Inc. (Diversified Commercial
Services)(b) ..............................................        130         $         0

Fresh Del Monte Produce, Inc. (Packaged Foods)(b) .........      4,800              78,288
Georgia Gulf Corp. (Commodity Chemicals) ..................      6,700             133,330

Global Industries, Ltd. (Oil & Gas Equipment &
Services)(b) ..............................................     10,200              85,884

Harvard Bioscience, Inc. (Biotechnology)(b) ...............     14,700             114,513
Hasbro, Inc. (Leisure Products) ...........................     20,200             333,300
Health Net, Inc. (Managed Health Care)(b) .................      7,300             162,644
Hibernia Corp. Class A (Banks) ............................      8,300             148,902
Hilton Hotels Corp. (Hotels) ..............................      8,100              97,200
Humana, Inc. (Managed Health Care)(b) .....................     10,600             131,970
Incyte Genomics, Inc. (Biotechnology)(b) ..................      8,500             125,375

Kindred Healthcare, Inc. (Health Care Distributors &
Services)(b) ..............................................         17                 675

Loral Space & Communications Ltd. (Aerospace &
Defense)(b) ...............................................     30,900              72,306

Lyondell Chemical Co. (Commodity Chemicals) ...............      5,300              71,391
Manpower, Inc. (Employment Services) ......................      4,200             146,622
MasTec, Inc. (Construction & Engineering)(b) ..............     12,900              88,107
Metris Cos., Inc. (Consumer Finance) ......................      2,400              34,200
Mirant Corp. (Electric Utilities)(b) ......................      1,500              15,015
Nautica Enterprises, Inc. (Apparel & Accessories)(b) ......      2,900              40,600
Net.B@nk, Inc. (Banks)(b) .................................     11,100             148,740

Newfield Exploration Co. (Oil & Gas Exploration &
Production)(b) ............................................      1,900              60,971

Nordstrom, Inc. (Department Stores) .......................      4,100             103,730
Northwest Airlines Corp. (Airlines)(b) ....................      1,000              15,380
Office Depot, Inc. (Specialty Stores)(b) ..................      8,400             138,180

Ohio Casualty Corp. (Property & Casualty
Insurance)(b) .............................................      5,000              82,900

PMA Capital Corp. Class A (Property & Casualty
Insurance) ................................................      2,700              51,840

Park Place Entertainment Corp. (Casinos & Gaming) .........      6,600              64,350


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                                                                SHARES            VALUE
                                                               -------         -----------
UNITED STATES--CONTINUED
Pixelworks, Inc. (Semiconductors)(b) ......................      9,500         $   133,950
Prentiss Properties Trust (REITS) .........................      2,800              78,456
Quanta Services, Inc. (Construction & Engineering)(b) .....      3,600              47,700
Radian Group, Inc. (Property & Casualty Insurance) ........      3,680             165,232
Reebok International Ltd. (Footwear)(b) ...................      6,100             180,682
Russell Corp. (Apparel & Accessories) .....................      5,700              91,200
Simplex Solutions, Inc. (Application Software)(b) .........      4,500              55,620

Six Flags, Inc. (Leisure Facilities)(b) ...................     15,100             227,104

Sketchers U.S.A., Inc. Class A (Apparel &
Accessories)(b) ...........................................      8,300             132,800

Southwest Airlines Co. (Airlines) .........................      5,500             104,170
Southwest Bancorp. of Texas, Inc. (Banks)(b) ..............      5,000             144,150
Steelcase, Inc. Class A (Office Services & Supplies) ......      2,100              32,991
Sterling Bancshares, Inc. (Banks) .........................      2,400              31,680
Talbots, Inc. (The) (Apparel Retail) ......................        700              25,131
Terex Corp. (Construction & Farm Machinery)(b) ............     15,300             256,276
Texas Industries, Inc. (Construction Materials) ...........      5,200             192,920
Toro Co. (The) (Household Appliances) .....................      2,000              97,900

Trinity Industries, Inc. (Construction & Farm
Machinery) ................................................      4,900             115,934

UST, Inc. (Tobacco) .......................................      4,600             160,770

Unilab Corp. (Health Care Distributors &
Services)(b) ..............................................      7,900             172,615

Valassis Communications, Inc. (Commercial
Printing)(b) ..............................................     11,000             406,560

Ventas, Inc. (REITS) ......................................      3,500              42,455
Washington Federal, Inc. (Banks) ..........................      1,900              53,295
WMS Industries, Inc. (Casinos & Gaming) ...................      2,700              46,683
York International Corp. (Building Products) ..............      5,500             209,110
Zale Corp. (Specialty Stores)(b) ..........................        700              31,815
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $7,810,421)                                                     8,676,307
------------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--50.4%

AUSTRALIA--2.4%
BRL Hardy Ltd. (Brewers) ..................................     82,500             461,341

AUSTRIA--0.3%
VA Technologie AG (Construction & Engineering) ............      2,800              64,604


                                                                SHARES            VALUE
                                                               -------         -----------
BERMUDA--0.7%
Annuity and Life Re (Holdings) Ltd. (Life & Health
Insurance) ................................................      8,000         $   138,960

CANADA--0.5%
Four Seasons Hotels, Inc. (Hotels) ........................      2,400             105,576

FINLAND--1.2%
Finnlines Oyj (Marine) ....................................      7,000             147,650

Teleste Corp. Oyj (Electronic Equipment &
Instruments) ..............................................      9,500              78,517
                                                                               -----------
                                                                                   226,167
                                                                               -----------

FRANCE--2.2%
Fimatex (Diversified Financial Services)(b) ...............     15,000              47,524
Nicox SA (Health Care Distributors & Services)(b) .........      7,415             311,530
Picogiga (Specialty Chemicals)(b) .........................     14,500              62,043
                                                                               -----------
                                                                                   421,097
                                                                               -----------

GERMANY--2.7%
Techem AG (Diversified Commercial Services)(b) ............     17,045             309,634

UMS United Medical Systems International AG (Health
Care Equipment)(b) ........................................     12,000             216,955
                                                                               -----------
                                                                                   526,589
                                                                               -----------

HONG KONG--2.9%
Giordano International Ltd. (Apparel Retail) ..............    1,278,000           577,628

INDIA--0.3%
ICICI Ltd. (Diversified Financial Services) ...............     65,000              67,870

INDONESIA--0.1%
PT Tigaraksa Satria TBK (Food Distributors) ...............     33,500              12,991

ISRAEL--0.2%
Oridion Systems Ltd. (Health Care Equipment)(b) ...........     10,000              40,893

ITALY--2.0%
Banca Popolare di Bergamo-Credito Varesino Scrl
(Banks) ...................................................     10,130             171,372

Ferretti SPA (Industrial Machinery) .......................     71,000             227,390
                                                                               -----------
                                                                                   398,762
                                                                               -----------

JAPAN--8.6%
FCC Co., Ltd. (Auto Parts & Equipment) ....................     55,000             522,164
Kawasumi Laboratories, Inc. (Health Care Equipment) .......     49,000             434,065
Shin-Estu Polymer Co., Ltd. (Specialty Chemicals) .........     80,000             214,098


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                                                                SHARES            VALUE
                                                               -------         -----------
JAPAN--CONTINUED
Shinmei Electric Co., Ltd. (Electronic Equipment &
Instruments) ..............................................     59,000         $   507,213
                                                                               -----------
                                                                                 1,677,540
                                                                               -----------

MEXICO--1.6%
Grupo Elektra SA de CV GDR (Computer &
Electronics Retail) .......................................     19,600             144,060

TV Azteca SA de CV ADR (Broadcasting & Cable TV) ..........     22,000             173,580
                                                                               -----------
                                                                                   317,640
                                                                               -----------

NETHERLANDS--1.5%
BE Semiconductor Industries NV (Semiconductor
Equipment)(b) .............................................     14,600             104,957

Jomed NV (Health Care Equipment)(b) .......................      9,000             194,006
                                                                               -----------
                                                                                   298,963
                                                                               -----------

PORTUGAL--0.5%
BPI - SGPS SA (Diversified Financial Services) ............     50,010             105,916

SINGAPORE--3.4%
Industrial & Commercial Bank Ltd. (Banks) .................     78,000             205,592
Robinson & Co., Ltd. (Department Stores) ..................    176,000             458,148
                                                                               -----------
                                                                                   663,740
                                                                               -----------

SPAIN--4.5%
Catalana Occidente SA (Property & Casualty
Insurance) ................................................     10,510             199,970

NH Hoteles SA (Hotels)(b) .................................     30,485             301,561
Red Electrica de Espana (Electric Utilities) ..............     41,700             375,165
                                                                               -----------
                                                                                   876,696
                                                                               -----------

SRI LANKA--0.5%
Keells (John) Holdings Ltd. (Packaged Foods) ..............    180,000              97,218


                                                                SHARES            VALUE
                                                               -------         -----------
SWEDEN--4.9%
Artimplant AB Class B (Health Care Equipment)(b) ..........     32,000         $   113,087
BioGaia AB Class B (Biotechnology)(b) .....................    120,000             146,622

Invik & Co. AB Class B (Diversified Financial
Services) .................................................      2,800             143,426

Ortivus AB Class B (Health Care Equipment)(b) .............     47,300              98,249
Saab AB Class B (Aerospace & Defense) .....................     44,600             452,722
                                                                               -----------
                                                                                   954,106
                                                                               -----------

TAIWAN--0.2%
Standard Foods Taiwan Ltd. GDR (Packaged Foods) ...........     29,350              31,551

UNITED KINGDOM--9.2%
Access Plus plc (Diversified Commercial Services) .........     85,000             318,348

Charles Stanley Group plc (Diversified Financial
Services) .................................................     98,633             405,650

DCS Group plc (Application Software)(b) ...................     25,000               8,480

Gresham Computing plc (Electronic Equipment &
Instruments)(b) ...........................................    371,500             137,824

Rolfe & Nolan plc (Application Software)(b) ...............    100,000             115,185

Singer and Friedlander plc (Diversified Financial
Services) .................................................    116,666             394,174

Teather & Greenwood Holdings plc (Real Estate
Management & Development) .................................    180,000             206,060

Wilmington Group plc (Publishing & Printing) ..............    108,000             221,324
                                                                               -----------
                                                                                 1,807,045
                                                                               -----------
------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,216,605)                                                    9,872,893
------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.7%
(IDENTIFIED COST $22,027,026)                                                   18,549,198
------------------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund






                                              STANDARD           PAR
                                              & POOR'S          VALUE
                                               RATING           (000)             VALUE
                                              --------         -------         -----------
SHORT-TERM OBLIGATIONS--6.1%

COMMERCIAL PAPER--6.1%
Bavaria Universal Funding Corp. 1.85%,
2/1/02 .....................................    A-1               $500         $   500,000
Pfizer, Inc. 1.77%, 2/4/02 .................    A-1+               300             299,956
Marsh USA, Inc. 1.85%, 2/6/02 ..............    A-1+               385             384,901
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,184,857)                                                     1,184,857
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $23,211,883)                                                   19,734,057(a)

Other assets and liabilities, net--(0.8)%                                         (154,767)
                                                                               -----------
NET ASSETS--100.0%                                                             $19,579,290
                                                                               ===========


(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,256,725 and gross depreciation of $5,734,551 for federal income tax purposes. At January 31, 2002, the aggregate cost of securities for federal income tax purposes was $23,211,883.
(b)Non-income producing.


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising ........................................   0.7%
Aerospace & Defense ................................   2.8
Air Freight & Couriers .............................   0.3
Airlines ...........................................   0.6
Alternative Carriers ...............................   0.3
Apparel & Accessories ..............................   1.4
Apparel Retail .....................................   3.3
Application Software ...............................   1.0
Auto Parts & Equipment .............................   2.8
Banks ..............................................   7.3
Biotechnology ......................................   3.1
Brewers ............................................   2.5
Broadcasting & Cable TV ............................   0.9
Building Products ..................................   1.1
Casinos & Gaming ...................................   0.6
Commercial Printing ................................   2.2
Commodity Chemicals ................................   1.1
Computer & Electronics Retail ......................   0.8
Construction & Engineering .........................   1.1
Construction & Farm Machinery ......................   2.7
Construction Materials .............................   1.0
Consumer Finance ...................................   5.0
Data Processing Services ...........................   1.2
Department Stores ..................................   3.3
Diversified Chemicals ..............................   0.2
Diversified Commercial Services ....................   3.4
Diversified Financial Services .....................   7.1
Electric Utilities .................................   2.6
Electronic Equipment & Instruments .................   3.9
Employment Services ................................   0.8


Food Distributors ..................................   0.1%
Footwear ...........................................   1.0
Health Care Distributors & Services ................   2.6
Health Care Equipment ..............................   6.2
Hotels .............................................   2.7
Household Appliances ...............................   0.5
Housewares & Specialties ...........................   0.4
Industrial Machinery ...............................   1.2
Leisure Facilities .................................   1.2
Leisure Products ...................................   1.8
Life & Health Insurance ............................   0.8
Managed Health Care ................................   1.6
Marine .............................................   0.8
Movies & Entertainment .............................   0.2
Office Services & Supplies .........................   0.2
Oil & Gas Equipment & Services .....................   0.5
Oil & Gas Exploration & Production .................   0.3
Packaged Foods .....................................   1.1
Pharmaceuticals ....................................   0.6
Property & Casualty Insurance ......................   3.5
Publishing & Printing ..............................   1.2
REITS ..............................................   0.7
Real Estate Management & Development ...............   1.1
Semiconductor Equipment ............................   0.6
Semiconductors .....................................   0.7
Specialty Chemicals ................................   1.5
Specialty Stores ...................................   0.9
Tobacco ............................................   0.9
                                                     -----
                                                     100.0%
                                                     =====


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                 STATEMENT OF ASSETS AND LIABILITIES
                           JANUARY 31, 2002
                             (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $23,211,883)                         $19,734,057
Cash                                                           1,307
Receivables
   Investment securities sold                                  9,632
   Fund shares sold                                            7,425
   Dividends and interest                                      6,963
   Tax reclaim                                                   797
   Receivable from adviser                                        90
Prepaid expenses                                                 190
                                                         -----------
     Total assets                                         19,760,461
                                                         -----------
LIABILITIES
Payables
   Investment securities purchased                            64,750
   Fund shares repurchased                                    16,389
   Transfer agent fee                                         14,451
   Trustees' fee                                              11,743
   Distribution fee                                            8,684
   Financial agent fee                                         4,391
   Administration fee                                          2,561
   Investment advisory fee                                     1,699
Accrued expenses                                              56,503
                                                         -----------
     Total liabilities                                       181,171
                                                         -----------
NET ASSETS                                               $19,579,290
                                                         ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest         $24,814,174
Undistributed net investment loss                            (58,207)
Accumulated net realized loss                             (1,698,791)
Net unrealized depreciation                               (3,477,886)
                                                         -----------
NET ASSETS                                               $19,579,290
                                                         ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,851,280)        1,509,929
Net asset value per share                                      $8.51
Offering price per share $8.51/(1-5.75%)                       $9.03

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,728,010)           830,133
Net asset value and offering price per share                   $8.10


                       STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JANUARY 31, 2002
                             (UNAUDITED)

INVESTMENT INCOME
Dividends                                                $   216,417
Interest                                                      15,221
Foreign taxes withheld                                       (14,251)
                                                         -----------
     Total investment income                                 217,387
                                                         -----------
EXPENSES
Investment advisory fee                                       89,341
Distribution fee, Class A                                     17,144
Distribution fee, Class B                                     36,532
Financial agent fee                                           26,894
Administration fee                                            15,766
Transfer agent                                                36,243
Custodian                                                     33,669
Registration                                                  22,459
Professional                                                  17,893
Printing                                                      15,900
Trustee fee                                                   11,672
Miscellaneous                                                  6,131
                                                         -----------
     Total expenses                                          329,644
     Less expenses borne by investment adviser               (81,520)
                                                         -----------
     Net expenses                                            248,124
                                                         -----------
NET INVESTMENT LOSS                                          (30,737)
                                                         -----------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  loss on securities                            (872,471)
Net realized loss on foreign currency  transactions           (3,296)
Net change in unrealized appreciation (depreciation)
   on investments                                         (1,207,553)
Net change in unrealized appreciation (depreciation)
   on foreign currency and foreign currency transactions        (241)
                                                         -----------
NET LOSS ON INVESTMENTS                                   (2,083,561)
                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $(2,114,298)
                                                         ===========


                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Six Months
                                                                                               Ended
                                                                                              1/31/02              Year Ended
                                                                                            (Unaudited)              7/31/01
                                                                                            -----------            -----------
FROM OPERATIONS
   Net investment income (loss)                                                             $   (30,737)           $  (255,086)
   Net realized gain (loss)                                                                    (875,767)               402,572
   Net change in unrealized appreciation (depreciation)                                      (1,207,794)            (4,644,983)
                                                                                            -----------            -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (2,114,298)            (4,497,497)
                                                                                            -----------            -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                       (40,563)            (2,830,532)
   Net realized short-term gains, Class B                                                       (22,056)            (1,524,132)
   Net realized long-term gains, Class A                                                             --             (1,249,820)
   Net realized long-term gains, Class B                                                             --               (672,981)
                                                                                            -----------            -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (62,619)            (6,277,465)
                                                                                            -----------            -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (278,969 and 2,975,393 shares, respectively)                 2,365,007             32,918,848
   Net asset value of shares issued from reinvestment of distributions
     (4,558 and 369,811 shares, respectively)                                                    39,157              3,905,207
   Cost of shares repurchased (463,498 and 3,205,624 shares, respectively)                   (3,947,762)           (35,381,623)
                                                                                            -----------            -----------
Total                                                                                        (1,543,598)             1,442,432
                                                                                            -----------            -----------
CLASS B
   Proceeds from sales of shares (47,755 and 419,486 shares, respectively)                      389,508              4,072,408
   Net asset value of shares issued from reinvestment of distributions
     (2,332 and 176,911 shares, respectively)                                                    19,074              1,799,187
   Cost of shares repurchased (165,127 and 487,168 shares, respectively)                     (1,346,499)            (4,660,233)
                                                                                            -----------            -----------
Total                                                                                          (937,917)             1,211,362
                                                                                            -----------            -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (2,481,515)             2,653,794
                                                                                            -----------            -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     (4,658,432)            (8,121,168)

NET ASSETS
   Beginning of period                                                                       24,237,722             32,358,890
                                                                                            -----------            -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT LOSS AND DISTRIBUTIONS IN
      EXCESS OF NET INVESTMENT INCOME OF ($58,207) AND ($27,470), RESPECTIVELY]             $19,579,290            $24,237,722
                                                                                            ===========            ===========

                        See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                     YEAR ENDED JULY 31,                FROM INCEPTION
                                              1/31/02      ----------------------------------------------     9/4/96 TO
                                            (UNAUDITED)      2001         2000         1999         1998       7/31/97
Net asset value, beginning of period          $  9.35      $ 13.69      $  9.96      $ 10.11      $ 11.08      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(4)                        --        (0.07)       (0.12)       (0.04)       (0.07)       (0.03)
   Net realized and unrealized gain             (0.81)       (1.66)        3.85         0.52         0.14         1.11
                                              -------      -------      -------      -------      -------      -------
     TOTAL FROM INVESTMENT OPERATIONS           (0.81)       (1.73)        3.73         0.48         0.07         1.08
                                              -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income            --           --           --           --        (0.15)          --
   Dividends from net realized gains            (0.03)       (2.61)          --        (0.63)       (0.89)          --
                                              -------      -------      -------      -------      -------      -------
     TOTAL DISTRIBUTIONS                        (0.03)       (2.61)          --        (0.63)       (1.04)          --
                                              -------      -------      -------      -------      -------      -------
Change in net asset value                       (0.84)       (4.34)        3.73        (0.15)       (0.97)        1.08
                                              -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  8.51      $  9.35      $ 13.69      $  9.96      $ 10.11      $ 11.08
                                              =======      =======      =======      =======      =======      =======
Total return(1)                                 (8.70)%     (14.82)%      37.45 %       5.99 %       1.86 %      10.80 %(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $12,851      $15,793      $21,221      $14,626      $17,781      $23,874

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                         2.10 %       2.10 %       2.10 %       2.10 %       2.10 %       2.10 %(2)
   Net investment income                        (0.03)%      (0.59)%      (0.84)%      (0.50)%      (0.65)%      (0.32)%(2)
Portfolio turnover                                 37 %        128 %        112 %         81 %        212 %        162 %(3)

                                                                                CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                    YEAR ENDED JULY 31,                FROM INCEPTION
                                               1/31/02     ----------------------------------------------     9/4/96 TO
                                            (UNAUDITED)      2001         2000         1999         1998       7/31/97
Net asset value, beginning of period           $ 8.93       $13.32      $  9.77       $10.00      $ 11.00      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)              (0.03)       (0.16)       (0.22)       (0.11)       (0.14)       (0.10)
   Net realized and unrealized gain (loss)      (0.77)       (1.62)        3.77         0.51         0.14         1.10
                                               ------       ------      -------       ------      -------      -------
     TOTAL FROM INVESTMENT OPERATIONS           (0.80)       (1.78)        3.55         0.40           --         1.00
                                               ------       ------      -------       ------      -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income            --           --           --           --        (0.11)          --
   Dividends from net realized gains            (0.03)       (2.61)          --        (0.63)       (0.89)          --
                                               ------       ------      -------       ------      -------      -------
     TOTAL DISTRIBUTIONS                        (0.03)       (2.61)          --        (0.63)       (1.00)          --
                                               ------       ------      -------       ------      -------      -------
Change in net asset value                       (0.83)       (4.39)        3.55        (0.23)       (1.00)        1.00
                                               ------       ------      -------       ------      -------      -------
NET ASSET VALUE, END OF PERIOD                 $ 8.10       $ 8.93      $ 13.32       $ 9.77      $ 10.00      $ 11.00
                                               ======       ======      =======       ======      =======      =======
Total return(1)                                 (9.00)%     (15.75)%      36.34 %       5.22 %       1.12 %      10.00 %(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $6,728       $8,444      $11,138       $8,673      $12,123      $17,658
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                         2.85 %       2.85 %       2.85 %       2.85 %       2.85 %       2.85 %(2)
   Net investment income (loss)                 (0.78)%      (1.35)%      (1.60)%      (1.26)%      (1.40)%      (1.07)%(2)
Portfolio turnover                                 37 %        128 %        112 %         81 %        212 %        162 %(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.88%, 2.43%, 2.32%, 2.36%, 2.37% and 2.61% for the periods ended January 31, 2002 and July 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.62%, 3.18%, 3.07%, 3.11%, 3.12% and 3.36% for the periods ended January 31, 2002 and July 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN NEW ASIA FUND


                         INVESTMENTS AT JANUARY 31, 2002
                                   (UNAUDITED)


                                                               SHARES              VALUE
                                                              --------          ----------
FOREIGN COMMON STOCKS--91.3%

AUSTRALIA--9.2%
BRL Hardy Ltd. (Brewers) ..................................     38,000          $  212,496

Leighton Holdings Ltd. (Construction & Engineering) .......     33,000             169,287

QBE Insurance Group Ltd. (Property & Casualty
Insurance) ................................................     66,000             253,495

Rio Tinto Ltd. (Diversified Metals & Mining) ..............     10,000             194,109
                                                                                ----------
                                                                                   829,387
                                                                                ----------

CHINA--4.5%
PetroChina Co. Ltd. (Integrated Oil & Gas) ................  1,100,000             201,691

Zhejiang Expressway Co. Ltd. (Highways &
Railtracks) ...............................................    850,000             205,987
                                                                                ----------
                                                                                   407,678
                                                                                ----------

HONG KONG--16.5%
China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services)(b) ............................     67,000             191,575

Dah Sing Financial Group (Banks) ..........................     38,600             163,327
Giordano International Ltd. (Apparel Retail) ..............    750,000             338,983

Hong Kong Exchanges & Clear (Diversified
Financial Services) .......................................     75,000             109,629

MTR Corp. Ltd. (Railroads) ................................    115,000             153,352
Swire Pacific Ltd. Class B (Multi-Sector Holdings) ........    499,000             361,499
Wing Hang Bank Ltd. (Banks) ...............................     56,000             175,919
                                                                                ----------
                                                                                 1,494,284
                                                                                ----------

INDIA--9.3%
Bharat Petroleum Corporation Ltd. (Oil & Gas
Refining & Marketing) .....................................     58,000             258,265

Gas Authority of India Ltd. GDR (Gas Utilities) ...........     25,000             205,625
ICICI Ltd. (Diversified Financial Services) ...............    200,000             208,830

Videsh Sanchar Nigam Ltd. ADR (Integrated
Telecommunication Services) ...............................     24,000             168,000
                                                                                ----------
                                                                                   840,720
                                                                                ----------


                                                               SHARES              VALUE
                                                              --------          ----------
INDONESIA--3.3%
PT Unilever Indonesia Tbk (Household Products) ............    157,500          $  299,284

MALAYSIA--6.8%
Malaysian Oxygen Berhad (Specialty Chemicals) .............     95,000             260,007

Public Bank Berhad (Banks) ................................    250,000             196,058

Sime UEP Properties Berhad (Homebuilding) .................    150,000             153,162
                                                                                ----------
                                                                                   609,227
                                                                                ----------

PHILIPPINES--3.6%
Ayala Land, Inc. (Real Estate Management &
Development) ..............................................  1,500,000             187,415

Bank of the Philippine Islands (Banks) ....................     75,000              98,100

La Tondena Distillers, Inc. (Brewers) .....................     89,200              41,793
                                                                                ----------
                                                                                   327,308
                                                                                ----------

SINGAPORE--13.0%
Oversea-Chinese Banking Corp., Ltd. (Banks) ...............     43,000             302,081
Robinson & Co., Ltd. (Department Stores) ..................     76,000             197,837
Singapore Airlines Ltd. (Airlines) ........................     35,000             245,880
SMRT Corp., Ltd. (Railroads) ..............................    154,000              57,868
United Overseas Bank Ltd. (Banks) .........................     45,320             367,741
                                                                                ----------
                                                                                 1,171,407
                                                                                ----------

SOUTH KOREA--8.4%
Kookmin Bank (Banks) ......................................      7,155             314,104

Korea Telecom Corp. (Integrated Telecommunication
Services)(b) ..............................................      8,500             303,628

Pohang Iron & Steel Co. Ltd. (Steel) ......................      1,450             141,762
                                                                                ----------
                                                                                   759,494
                                                                                ----------

SRI LANKA--1.3%
Keells (John) Holdings Ltd. (Packaged Foods) ..............    100,000              54,010
National Development Bank Ltd. (Banks) ....................    100,000              65,507
NDB Ltd. (Banks)(c) .......................................     40,000                   0
                                                                                ----------
                                                                                   119,517
                                                                                ----------


                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund


                                                               SHARES              VALUE
                                                              --------          ----------
TAIWAN--8.0%
Bank Sinopac (Banks)(b) ...................................    695,000          $  297,129
Fubon Financial Holding Co. Ltd. (Semiconductors) .........    220,000             223,971

Taiwan Cellular Corp. (Wireless Telecommunication
Services)(b) ..............................................    150,000             188,311

Taiwan Secom (Diversified Commercial Services) ............     16,000              14,962
                                                                                ----------
                                                                                   724,373
                                                                                ----------
THAILAND--5.9%
Hana Microelectronics Public Co., Ltd. (Electronic
Equipment & Instruments) ..................................     80,000             163,475

Phatra Insurance Public Co., Ltd. (Property &
Casualty Insurance) .......................................     73,700             163,988

PTT Exploration and Production Public Co. Ltd.
(Oil & Gas Exploration & Production) ......................     80,000             201,619
                                                                                ----------
                                                                                   529,082
                                                                                ----------
UNITED KINGDOM--1.5%
Rowe Evans Investments Group plc (Agricultural
Products) .................................................    120,000             133,982
------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,003,948)                                                     8,245,743
------------------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--4.9%

SOUTH KOREA--4.9%
Samsung Electronics Co. Ltd. Pfd. (Semiconductors) ........      4,800             441,890
------------------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $387,498)                                                         441,890
------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $9,391,446)                                                     8,687,633
------------------------------------------------------------------------------------------


                                              STANDARD           PAR
                                              & POOR'S          VALUE
                                               RATING           (000)             VALUE
                                              --------         -------          ----------
SHORT-TERM OBLIGATIONS--5.9%

COMMERCIAL PAPER--5.9%
Bavaria Universal Funding Corp.
1.85%, 2/1/02 ..............................    A-1             $250            $  250,000

Special Purpose Accounts Receivable
Coperative Corp. 1.95%, 2/1/02 .............    A-1              285               285,000
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $535,000)                                                         535,000
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $9,926,446)                                                     9,222,633(a)

Other assets and liabilities, net--(2.1)%                                         (190,321)
                                                                                ----------
NET ASSETS--100.0%                                                              $9,032,312
                                                                                ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,081,429 and gross depreciation of $1,969,727 for federal income tax purposes. At January 31, 2002, the aggregate cost of securities for federal income tax purposes was $10,110,931.
(b) Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2002, this security amounted to a value of $0 or 0.00% of net assets.

                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Agricultural Products ..............................   1.5%
Airlines ...........................................   2.8
Apparel Retail .....................................   3.9
Banks ..............................................  22.8
Brewers ............................................   2.9
Construction & Engineering .........................   1.9
Department Stores ..................................   2.3
Diversified Commercial Services ....................   0.2
Diversified Financial Services .....................   3.7
Diversified Metals & Mining ........................   2.2
Electronic Equipment & Instruments .................   1.9
Gas Utilities ......................................   2.4
Highways & Railtracks ..............................   2.4
Homebuilding .......................................   1.8
Household Products .................................   3.4
Integrated Oil & Gas ...............................   2.3
Integrated Telecommunication Services ..............   5.4
Multi-Sector Holdings ..............................   4.2
Oil & Gas Exploration & Production .................   2.3
Oil & Gas Refining & Marketing .....................   3.0
Packaged Foods .....................................   0.6
Property & Casualty Insurance ......................   4.8
Railroads ..........................................   2.4
Real Estate Management & Development ...............   2.2
Semiconductors .....................................   7.7
Specialty Chemicals ................................   3.0
Steel ..............................................   1.6
Wireless Telecommunication Services ................   4.4
                                                     -----
                                                     100.0%
                                                     =====

                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $9,926,446)                          $ 9,222,633
Foreign currency at value
   (Identified cost $207,969)                                208,088
Receivables
   Investment securities sold                                127,231
   Fund shares sold                                           12,457
   Dividends and interest                                     87,394
   Receivable from adviser                                     9,815
Prepaid expenses                                                  67
                                                         -----------
     Total assets                                          9,667,685
                                                         -----------
LIABILITIES
Cash overdraft                                                70,466
Payables
   Fund shares repurchased                                   469,897
   Investment securities purchased                            16,617
   Trustees' fee                                              11,743
   Financial agent fee                                         3,591
   Distribution fee                                            3,510
   Administration fee                                          1,151
Accrued expenses                                              58,398
                                                         -----------
     Total liabilities                                       635,373
                                                         -----------
NET ASSETS                                               $ 9,032,312
                                                         ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest         $13,379,380
Undistributed net investment income                          103,881
Accumulated net realized loss                             (3,747,251)
Net unrealized depreciation                                 (703,698)
                                                         -----------
NET ASSETS                                               $ 9,032,312
                                                         ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,483,057)           830,984
Net asset value per share                                      $7.80
Offering price per share $7.80/(1-5.75%)                       $8.28

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,549,255)           331,461
Net asset value and offering price per share                   $7.69


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                $   220,784
Interest                                                       3,717
Foreign taxes withheld                                        (7,129)
                                                         -----------
     Total investment income                                 217,372
                                                         -----------
EXPENSES
Investment advisory fee                                       36,636
Distribution fee, Class A                                      7,804
Distribution fee, Class B                                     11,883
Financial agent fee                                           22,369
Administration fee                                             6,466
Custodian                                                     34,033
Transfer agent                                                25,871
Professional                                                  15,298
Registration                                                  14,981
Printing                                                      12,180
Trustees                                                      11,672
Miscellaneous                                                  4,640
                                                         -----------
     Total expenses                                          203,833
     Less expenses borne by investment adviser              (104,408)
                                                         -----------
     Net expenses                                             99,425
                                                         -----------
NET INVESTMENT INCOME                                        117,947
                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (336,275)
Net realized loss on foreign currency transactions            (5,312)
Net change in unrealized appreciation (depreciation)
   on investments                                            923,499
Net change in unrealized appreciation (depreciation)
   on foreign currency and foreign currency transactions          (7)
                                                         -----------
NET GAIN ON INVESTMENTS                                      581,905
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $   699,852
                                                         ===========

                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                               Ended
                                                                                              1/31/02              Year Ended
                                                                                            (Unaudited)              7/31/01
                                                                                            -----------            -----------
FROM OPERATIONS
   Net investment income (loss)                                                             $   117,947            $    79,524
   Net realized gain (loss)                                                                    (341,587)            (2,017,577)
   Net change in unrealized appreciation (depreciation)                                         923,492                373,659
                                                                                            -----------            -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  699,852             (1,564,394)
                                                                                            -----------            -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                               (52,840)              (162,839)
   Net investment income, Class B                                                                    --                (34,948)
                                                                                            -----------            -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (52,840)              (197,787)
                                                                                            -----------            -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,247,084 and 2,912,801 shares, respectively)               8,933,576             22,049,067
   Net asset value of shares issued from reinvestment of distributions
     (7,069 and 20,794 shares, respectively)                                                     51,815                158,447
   Cost of shares repurchased (1,356,761 and 3,123,418 shares, respectively)                 (9,740,848)           (23,799,799)
                                                                                            -----------            -----------
Total                                                                                          (755,457)            (1,592,285)
                                                                                            -----------            -----------
CLASS B
   Proceeds from sales of shares (14,069 and 35,957 shares, respectively)                        97,754                271,290
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,315 shares, respectively)                                                              --                 25,060
   Cost of shares repurchased (29,704 and 86,531 shares, respectively)                         (201,732)              (652,366)
                                                                                            -----------            -----------
Total                                                                                          (103,978)              (356,016)
                                                                                            -----------            -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (859,435)            (1,948,301)
                                                                                            -----------            -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (212,423)            (3,710,482)

NET ASSETS
   Beginning of period                                                                        9,244,735             12,955,217
                                                                                            -----------            -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTION
     IN EXCESS OF NET INVESTMENT INCOME OF $103,881 AND $38,774, RESPECTIVELY]              $ 9,032,312            $ 9,244,735
                                                                                            ===========            ===========

                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                    YEAR ENDED JULY 31,                FROM INCEPTION
                                               1/31/02      ---------------------------------------------     9/4/96 TO
                                             (UNAUDITED)     2001         2000         1999         1998        7/31/97
Net asset value, beginning of period           $ 7.25       $ 8.58       $ 8.23       $ 5.45       $10.44      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(4)                      0.12         0.08         0.15         0.07         0.06         0.09(7)
   Net realized and unrealized gain              0.49        (1.25)        0.20         2.78        (4.75)        0.41
                                               ------       ------       ------       ------       ------      -------
     TOTAL FROM INVESTMENT OPERATIONS            0.61        (1.17)        0.35         2.85        (4.69)        0.50
                                               ------       ------       ------       ------       ------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.06)       (0.16)          --        (0.07)       (0.30)       (0.06)
                                               ------       ------       ------       ------       ------      -------
     TOTAL DISTRIBUTIONS                        (0.06)       (0.16)          --        (0.07)       (0.30)       (0.06)
                                               ------       ------       ------       ------       ------      -------
Change in net asset value                        0.55        (1.33)        0.35         2.78        (4.99)        0.44
                                               ------       ------       ------       ------       ------      -------
NET ASSET VALUE, END OF PERIOD                 $ 7.80       $ 7.25       $ 8.58       $ 8.23       $ 5.45      $ 10.44
                                               ======       ======       ======       ======       ======      =======
Total return(1)                                  8.32%(3)   (13.60)%       4.25%       52.94%      (45.29)%       4.98%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $6,483       $6,772       $9,638       $9,068       $6,352      $13,355
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                         2.10%(3)     2.10 %       2.10%        2.10%        2.10 %       2.10%(2)
   Net investment income (loss)                  2.94%(3)     0.97 %       1.63%        1.03%        0.89 %       0.95%(2)
Portfolio turnover                                 20%(3)       58 %         67%          38%          44 %          9%(3)

                                                                                CLASS B
                                             -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                    YEAR ENDED JULY 31,                FROM INCEPTION
                                               1/31/02      ---------------------------------------------     9/4/96 TO
                                             (UNAUDITED)     2001         2000         1999         1998       7/31/97
Net asset value, beginning of period           $ 7.12       $ 8.41       $ 8.13       $ 5.40       $10.39       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(4)                      0.07         0.02         0.08         0.02         0.01         0.01(7)
   Net realized and unrealized gain              0.50        (1.22)        0.20         2.75        (4.73)        0.43
                                               ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.57        (1.20)        0.28         2.77        (4.72)        0.44
                                               ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --        (0.09)          --        (0.04)       (0.27)       (0.05)
                                               ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           --        (0.09)          --        (0.04)       (0.27)       (0.05)
                                               ------       ------       ------       ------       ------       ------
Change in net asset value                        0.57        (1.29)        0.28         2.73        (4.99)        0.39
                                               ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 7.69       $ 7.12       $ 8.41       $ 8.13       $ 5.40       $10.39
                                               ======       ======       ======       ======       ======       ======
Total return(1)                                  7.71%(3)   (14.17)%       3.44%       51.68%      (45.83)%       4.37%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $2,549       $2,473       $3,317       $3,481       $2,756       $6,416

Ratio to average net assets of:
   Operating expenses(6)                         2.85%(2)     2.85 %       2.85%        2.85%        2.85 %       2.85%(2)
   Net investment income (loss)                  2.19%(2)     0.21 %       0.83%        0.30%        0.18 %       0.06%(2)
Portfolio turnover                                 20%(3)       58 %         67%          38%          44 %          9%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.52%, 4.02%, 3.41%, 3.20%, 3.52% and 3.76% for the periods ended January 31, 2002 and July 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.28%, 4.78%, 4.15%, 3.95%, 4.27% and 4.51% for the periods ended January 31, 2002 and July 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(7) 1997 distributions were made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix-Aberdeen Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Funds. Each Fund has distinct investment objectives.
   The Global Small Cap Fund seeks as its investment objective long-term capital appreciation; it invests in a globally diversified portfolio of equity securities of small and medium sized companies. The New Asia Fund seeks as its investment objective long-term capital appreciation; it invests in equity securities of issuers located in at least three different countries throughout Asia other than Japan.
   Each Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:
    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, Passive Foreign Investment Companies, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002 (UNAUDITED) (CONTINUED)

days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At January 31, 2002, the Trust had no forward currency contracts.

G. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust in the event of default by the seller. It the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At January 31, 2002, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Trust. PAIA is a joint venture between PM Holdings, Inc., an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 20%.
    PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each fund. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of PNX, receives a fee at an annual rate of 0.15% of the average aggregate daily net assets of each fund from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Fund for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Fund so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the Global Small Cap Fund and 0.40% of the average net assets of the New Asia Fund allocated to Aberdeen by the Adviser for management.
   The Adviser has agreed to reimburse the Global Small Cap Fund and the New Asia Fund to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Fund.
   Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained net selling commissions of $2,442 for Class A shares and deferred sales charges of $13,071 for Class B shares for the six months ended January 31, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended January 31, 2002, $50,640 was retained by the Distributor, $19,053 was paid out to unaffiliated participants and $3,670 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent to the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended January 31, 2002, financial agent fees were $49,263 of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimums and waivers may apply. As Administrator for the Trust, Phoenix Investment Partners Ltd., a wholly-owned subsidiary of PNX, receives a fee at an annual rate of 0.15% of the average daily net assets of each fund for administrative services.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 2002, transfer agent fees were $62,114, of which PEPCO retained $3,898, which is net of fees paid to State Street.
   At January 31, 2002, PNX and its affiliates held Trust shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                        Shares          Value
                                        -------      ----------
Global Small Cap Fund, Class A .......  508,237      $4,325,099
New Asia Fund, Class A ...............  138,025       1,076,597

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002 (UNAUDITED) (CONCLUDED)

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended January 31, 2002 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                     Purchases         Sales
                                   ------------     ------------
Global Small Cap Fund ..........    $7,282,038       $8,523,635
New Asia Fund ..................     1,653,239       $2,204,826

   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 2002.

4. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.

5. CAPITAL LOSS CARRYOVERS
   At July 31, 2001, the New Asia Fund had a capital loss carryover of $2,285,924, of which $1,281,054 expires in 2007 and $1,004,870 expires in 2009.
This may be used to offset future capital gains.
   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 2001, the Global Small Cap Fund and the New Asia Fund had capital losses deferred in the amounts of $561,827 and $853,568, respectively, and foreign currency losses deferred in the amounts of $3,327 and $13,883, respectively.


   This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                      PORTFOLIOS IN FUND
                                                           COMPLEX                        PRINCIPAL OCCUPATION(S)
   NAME, (AGE) AND                    LENGTH OF          OVERSEEN BY                      DURING PAST 5 YEARS AND
       ADDRESS                       TIME SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (67)                 Served since             31        Currently retired.
                                     1996.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (72)              Served since             33        Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC          1996.                              2001. Trustee/Director, Consolidated Edison Company of New
  101 Park Avenue                                                       York, Inc. (1970-present), Pace University (1978-present),
  New York, NY 10178                                                    Urstadt Biddle Property Corp. (1989-present), Greater New
                                                                        York Councils, Boy Scouts of America (1985-present), Union
                                                                        Pacific Corp. (1978-present), BlackRock Freddie Mac Mortgage
                                                                        Securities Fund (Advisory Director) (1990-present),
                                                                        Centennial Insurance Company (1974-present), Josiah Macy,
                                                                        Jr., Foundation (1975-present), The Harlem Youth Development
                                                                        Foundation (1998-present), Accuhealth (1994-present), Trism,
                                                                        Inc. (1994-present), Realty Foundation of New York
                                                                        (1972-present), New York Housing Partnership Development
                                                                        Corp. (Chairman) (1981-present) and Academy of Political
                                                                        Science (Vice Chairman) (1985 to present). Chairman,
                                                                        Metropolitan Transportation Authority (1992-2001). Director,
                                                                        Atlantic Mutual Insurance Company (1974-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (72)           Served since             33        Currently retired.
  The Flat, Elmore Court             1996.
  Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (71)           Served since             34        Director, The Empire District Electric Company (1984-
  8477 Bay Colony Dr. #902           1996.                              present). Director (1989-1997), Chairman of the Board (1993-
  Naples, FL 34108                                                      1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (62)              Served since             31        Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.          1996.                              since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                          Officer  (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                                 Director/Trustee, Evergreen Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (50)         Served since             31        Managing Director, U.S. Trust Company of New York (private
  United States Trust Company of NY  2001.                              bank) (1982-present).
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (73)             Served since             33        Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company            1996.                              management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                      PORTFOLIOS IN FUND
                                                           COMPLEX                        PRINCIPAL OCCUPATION(S)
   NAME, (AGE) AND                    LENGTH OF          OVERSEEN BY                      DURING PAST 5 YEARS AND
       ADDRESS                       TIME SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates (55)                Served since             31        Chairman, IBEX Capital Markets Inc. (financial services)
  IBEX Capital Markets, Inc.,        1996.                              (1997-present). Managing Director, Wydown Group (consulting
  60 State Street, Ste. 950                                             firm) (1994-present). Director, Investors  Financial Service
  Boston, MA 02109                                                      Corporation (1995-present), Investors Bank & Trust
                                                                        Corporation (1995-present), Plymouth Rubber Co. (1995-
                                                                        present), Stifel Financial (1996-present), Connecticut River
                                                                        Bancorp (1998-present), Connecticut River Bank (1998-
                                                                        present), 1Mind, Inc. (1999-present), and 1Mind.com (2000-
                                                                        present). Director and Treasurer, Endowment for Health, Inc.
                                                                        (2000-present). Chairman, Emerson Investment Management,
                                                                        Inc. (2000-present). Member, Chief Executives Organization
                                                                        (1996-present). Vice Chairman, Massachusetts Housing
                                                                        Partnership (1998-1999). Director, Blue Cross and Blue
                                                                        Shield of New Hampshire (1994-1999), AIB Govett Funds (1991-
                                                                        2000) and Command Systems, Inc. (1998-2000). Director,
                                                                        Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Herbert Roth, Jr. (73)             Served since             31        Currently retired. Member, Directors Advisory Council,
  134 Lake Street                    1996.                              Phoenix Life Insurance Company (1998-present). Director,
  Sherbom, MA 01770                                                     Boston Edison Company (1978-present), Landauer, Inc.
                                                                        (medical services) (1970-present), Tech Ops./Sevcon, Inc.
                                                                        (electronic controllers) (1987-present), and Mark IV
                                                                        Industries (diversified manufacturer) (1985-present).
                                                                        Director, Phoenix Home Life Mutual Insurance Company
                                                                        (1972-1998).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (55)           Served since             31        Managing Director, Northway Management Company (1998-
  Northway Management Company        1996.                              present). Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (70)        Served since             31        Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                    1996.                              Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                                  President, The Trust for America's Health (non-profit)
                                                                        (2001-present). Director, Duty Free International
                                                                        (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEE
The individual listed below is an "interested person" of the trust, as defined in Section 2(a)(19) of the Investment Company Act of
1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                        TERM OF        PORTFOLIOS IN FUND
   NAME, (AGE), ADDRESS                OFFICE AND           COMPLEX                        PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH                LENGTH OF          OVERSEEN BY                      DURING PAST 5 YEARS AND
          TRUST                       TIME SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin (55)         Served since             44        Chairman (1997-present), Director (1995-present), Vice
  Chairman and President             1989.                              Chairman (1995-1997) and Chief Executive Officer (1995-
                                                                        present), Phoenix Investment Partners, Ltd. Director,
                                                                        Executive Vice President and Chief Investment Officer, The
                                                                        Phoenix Companies, Inc. (2001-present). Director (1994-
                                                                        present) and Executive Vice President, Investments (1988-
                                                                        present), Phoenix Life Insurance Company. Director (1983-
                                                                        present) and Chairman (1995-present), Phoenix Investment
                                                                        Counsel, Inc. Director (1984-present) and President (1990-
                                                                        2000), Phoenix Equity Planning Corporation. Chairman and
                                                                        Chief Executive Officer, Phoenix/Zweig Advisers LLC (1999-
                                                                        present). Director, PXRE Corporation (Delaware) (1985-
                                                                        present), World Trust Fund (1991-present), Phoenix
                                                                        Distribution Holding Company (2001-present) and Phoenix
                                                                        Investment Management Company (2001-present). Director and
                                                                        Executive Vice President, Phoenix Life and Annuity Company
                                                                        (1996-present). Director and Executive Vice President, PHL
                                                                        Variable Insurance Company (1995-present). Director, Phoenix
                                                                        National Trust Company (1996-present). Director and Vice
                                                                        President, PM Holdings, Inc. (1985-present). Director, PHL
                                                                        Associates, Inc. (1995-present). Director (1992-present) and
                                                                        President (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix
  Investment Partners, Ltd. and its affiliates.

                                                        OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD WITH
          NAME, (AGE) AND               TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
              ADDRESS                       TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Michael E. Haylon (44)             Executive Vice                 Director and Executive Vice President; Investments, Phoenix
                                     President since 1996.          Investment Partners, Ltd. (1995-present). Director (1994-
                                                                    present), President (1995-present), Phoenix Investment Counsel,
                                                                    Inc. Director, Phoenix Equity Planning Corporation (1995-
                                                                    present). Executive Vice President, Phoenix Fund Complex
                                                                    (1993-present).
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (57)              Executive Vice                 Executive Vice President and Chief Financial Officer (1999-
                                     President since 1996.          present), Senior Vice President and Chief Financial Officer
                                                                    (1995-1999), Phoenix Investment Partners, Ltd. Director (1998-
                                                                    present), Senior Vice President, Finance (1990-present), Chief
                                                                    Financial Officer (1996-present), and Treasurer (1998-present),
                                                                    Phoenix Equity Planning Corporation. Director (1998-present),
                                                                    Senior Vice President (1990-present), Chief Financial Officer
                                                                    (1996-present) and Treasurer (1994-present), Phoenix Investment
                                                                    Counsel, Inc. Senior Vice President and Chief Financial Officer,
                                                                    Duff & Phelps Investment Management Co. (1996-present). Vice
                                                                    President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (51)                Executive Vice                 President, Private Client Group (1999-present), Executive Vice
                                     President since 1998.          President, Retail Division (1997-1999), Phoenix Investment
                                                                    Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                                    Planning Corporation (2000-present). Executive Vice President,
                                                                    Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Christopher D. Fishwick (40)       Senior Vice President          Investment Director, Aberdeen Asset Managers, Ltd. (1991-
  Aberdeen Asset Managers, LTD       since 1996.                    present). Director, Phoenix-Aberdeen International Advisors, LLC
  10 Queens Terrace                                                 (1996-present).
  Aberdeen, Scotland
------------------------------------------------------------------------------------------------------------------------------------
  Peter Hames (40)                   Senior Vice President          Far East Investment Director, Aberdeen Asset Management Asia
  Aberdeen Asset Management          since 1996.                    Limited (1992-present).
  Asia Limited
  21 Churst Street
  #01-01 Capital Square Two
  Singapore, 049480
------------------------------------------------------------------------------------------------------------------------------------
  Beverly Hendry (48)                Senior Vice President          Chief Executive Officer, Aberdeen Fund Managers, Inc. (1995-
  Aberdeen Fund Managers Inc.        since 2001.                    present). Director, Aberdeen Asset Management, PLC (1991-
  300 S.E. 2nd Street,                                              present).
  Suite 820
  Fort Lauderdale, FL 33301
------------------------------------------------------------------------------------------------------------------------------------
  Hugh Young (43)                    Senior Vice Present            Director, Aberdeen Asset Management Limited (1998-present). Far
  Aberdeen Asset Management          since 1996.                    East Investment Director, Aberdeen Asset Management Asia Limited
  Asia Limited                                                      (1992-present). Managing Director, Aberdeen Asset Management
  21 Church Street                                                  Asia Limited (1992-present). Director, Phoenix-Aberdeen
  #01-01 Capital Square Two                                         International Advisors LLC (1996-present). Director, Abtrust
  Singapore, 049480                                                 Asian Smaller Companies Investment Trust plc (1995-present),
                                                                    Abtrust New Dawn Investment Trust plc (1989-present), Abtrust
                                                                    New Thai Investment Trust plc (1989-present), Abtrust Emerging
                                                                    Asia Investment Trust Limited (1990-present), JF Philippine Fund
                                                                    Inc. (1991-present) and Apollo Tiger Fund (1994-present).
------------------------------------------------------------------------------------------------------------------------------------

                                                        OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD WITH
          NAME, (AGE) AND               TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
              ADDRESS                       TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Christian C. Bertelsen (59)        Vice President since           Managing Director, Value Equities, Phoenix Investment Counsel,
                                     1998.                          Inc. (1997-present). Senior Vice President and Chief Investment
                                                                    Officer, Zurich Kemper (1996-1997). Vice President and Portfolio
                                                                    Manager, Zurich Kemper Small Cap Fund and Zurich Kemper
                                                                    Contrarian Fund (1996-1997). Senior Vice President, Eagle Asset
                                                                    Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
  Robert A. Driessen (54)            Vice President since           Vice President and Compliance Officer, Phoenix Investment
                                     1999.                          Partners, Ltd. (1999-present) and Phoenix Investment Counsel,
                                                                    Inc. (1999-present). Vice President, Phoenix Fund Complex (1999-
                                                                    present). Compliance Officer (2000-present) and Associate
                                                                    Compliance Officer (1999), PXP Securities Corp. Vice President,
                                                                    Risk Management Liaison, Bank of America (1996-1999). Vice
                                                                    President, Securities Compliance, The Prudential Insurance
                                                                    Company of America (1993-1996). Branch Chief/Financial Analyst,
                                                                    Securities and Exchange Commission, Division of Investment
                                                                    Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Julie L. Sapia (44)                Vice President since           Director, Money Market Trading (1997-present), Phoenix
                                     1996.                          Investment Counsel, Inc. Vice President, Phoenix Fund Complex
                                                                    (1997-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (49)              Treasurer since 1996.          Vice President, Fund Accounting (1994-present) and Treasurer
                                                                    (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                    Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  G. Jeffrey Bohne (54)              Secretary since 1996.          Vice President and General Manager, Phoenix Life Insurance
  101 Munson Street                                                 Company (1993-present). Senior Vice President, Mutual Fund
  Greenfield, MA                                                    Customer Service (1999-present), Vice President, Mutual Fund
                                                                    Customer Service (1996-1999), Phoenix Equity Planning
                                                                    Corporation. Secretary, Phoenix Fund Complex (1993-present).
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

PHOENIX-ABERDEEN SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

INVESTMENT ADVISER
Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM


--------------------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS
  The Securities and Exchange Commission has modified
  mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------

                 (This page has been left blank intentionally.)

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480




[LOGO OMITTED]PHOENIX
              INVESTMENT PARTNERS
              COMMITTED TO INVESTER SUCCESS(SM)

              For more information about
              Phoenix mutual funds, please call
              your financial representative or
              contact us at 1-800-243-4361 or
              WWW.PHOENIXINVESTMENTS.COM.

PXP 189 (3/02)